Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Purchase Price

A summary of that purchase price is as follows:

Fair Value of Preferred Series A Stock	$100
Fair Value of Preferred Series B Stock	$9,086,396
Fair Value of Preferred Series C Stock	$122,000
Other	$(12,804)
Total	$9,195,692

A summary of that purchase price is a s follows:

Fair Value of Preferred Series A Stock	$100
Fair Value of Preferred Series B Stock	$9,086,396
Fair Value of Preferred Series C Stock	$122,000
Other	$(12,804)
Total	$9,195,692

Summary of Statement of Operations Acquisition

The following is an unaudited summary Statement of Operations as if the acquisition of the Group had taken place on July 1, 2020:

	Years Ended
	December 31,	December 31,
	2021	2020
Net revenues	$468,883	$528,624
Operating expenses:
Direct costs of revenue	205,649	5,536
General and administrative expenses	1,755,455	1,061,155
Depreciation	1,185	2,168
Total operating expenses	1,962,289	1,068,859

Loss from operations	(1,493,406)	(540,235)
Other (expense) income	139,795	(84,129)
Loss before income taxes	(1,353,611)	(624,364)
Provision for income taxes	-	-
Net loss	$(1,353,611)	$(624,364)